Offerings	Aug. 04, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	1,600,000
Proposed Maximum Offering Price per Unit	46.75
Maximum Aggregate Offering Price	$ 74,800,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 10,329.88
Offering Note	1. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement on Form S-8 shall also cover any additional shares of the common stock, $0.00015 par value per share (the "Common Stock"), of PDF Solutions, Inc. (the "Registrant") that become issuable under the PDF Solutions, Inc. Eleventh Amended and Restated 2011 Stock Incentive Plan (the "2011 Plan") and the PDF Solutions, Inc. Third Amended and Restated 2021 Employee Stock Purchase Plan (the "ESPP"), by reason of any stock dividend, stock splits, reverse stock splits, recapitalizations, reclassifications, mergers, split-ups, reorganizations, consolidations and other capital adjustments effected without receipt of consideration that increases the number of outstanding shares of Common Stock. 2. Represents 1,600,000 shares of the Registrant's Common Stock authorized for issuance under the 2011 Plan, which was approved by the Registrant's stockholders on June 17, 2025 and June 16, 2026. 3. Estimated in accordance with Rules 457(c) and (h) of the Securities Act, solely for the purpose of calculating the registration fee. The proposed maximum offering price per share is equal to $46.745, which was computed by averaging the high and low prices of a share of the Registrant's Common Stock as reported on the Nasdaq Global Select Market on August 3, 2026.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	400,000
Proposed Maximum Offering Price per Unit	39.73
Maximum Aggregate Offering Price	$ 15,892,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,194.69
Offering Note	1. See Note 1.1. 2. Represents 400,000 shares of Common Stock authorized for issuance under the ESPP, which was approved by the Registrant's stockholders on June 17, 2025 and June 16, 2026. 3. Estimated in accordance with Rules 457(c) and (h) of the Securities Act, solely for the purpose of calculating the registration fee. The proposed maximum offering price per share is equal to 85% of $46.745, which was computed by averaging the high and low prices of Common Stock as reported on the Nasdaq Global Select Market on August 3, 2026. Pursuant to the ESPP, the purchase price of the shares of Common Stock reserved for issuance thereunder will be 85% of the lower of (a) the fair market value per share of Common Stock on the first day of the offering period and (b) the fair market value per share of Common Stock on the last day of the offering period